Segment Reporting	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
On April 30, 2020, the Company completed the sale of the non-US portion of its ship-to-ship support services business, as well as its LNG terminal management business. Following the sale, the Company's remaining ship-to-ship support operations were integrated into the Company's tanker business. As a result, effective April 30, 2020, the Company has one reportable segment. The Company’s segment information for all periods prior to the sale and reorganization has been retroactively adjusted whereby the remaining ship-to-ship support operations have been reallocated from the ship-to-ship transfer segment to the tanker segment. Consequently, the Company’s tanker segment now consists of the operation of all of its tankers, including the operations from those tankers employed on full service lightering contracts, and the US based ship-to-ship support service operations that the Company retained, including its lightering support services provided as part of full service lightering operations. The Company’s ship-to-ship transfer segment consists of the Company’s non-US lightering support services, LNG terminal management, consultancy, procurement, and other related services which were sold as of April 30, 2020. Segment results are evaluated based on income (loss) from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s unaudited consolidated financial statements.

The following tables include results for the Company’s revenues and income (loss) from operations by segment for the three and six months ended June 30, 2020 and June 30, 2019.

Three Months Ended June 30, 2020
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	245,728	764	246,492
Voyage expenses	(61,558)	—	(61,558)
Vessel operating expenses	(45,140)	(1,078)	(46,218)
Time-charter hire expenses	(9,296)	—	(9,296)
Depreciation and amortization	(29,425)	(121)	(29,546)
General and administrative expenses (2)	(9,637)	(147)	(9,784)
(Loss) gain on sale of assets and write-down of assets	(185)	3,081	2,896
Income from operations	90,487	2,499	92,986

Equity income	3,188	—	3,188

Three Months Ended June 30, 2019
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	197,442	9,565	207,007
Voyage expenses	(97,398)	—	(97,398)
Vessel operating expenses	(46,181)	(7,419)	(53,600)
Time-charter hire expenses	(10,792)	—	(10,792)
Depreciation and amortization	(29,925)	(733)	(30,658)
General and administrative expenses (2)	(9,116)	(392)	(9,508)
Income from operations	4,030	1,021	5,051

Equity loss	(169)	—	(169)

Six Months Ended June 30, 2020
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	581,400	6,992	588,392
Voyage expenses	(180,799)	—	(180,799)
Vessel operating expenses	(90,927)	(5,940)	(96,867)
Time-charter hire expenses	(19,175)	—	(19,175)
Depreciation and amortization	(58,685)	(493)	(59,178)
General and administrative expenses (2)	(18,443)	(627)	(19,070)
(Loss) gain on sale of assets and write-down of assets	(3,272)	3,081	(191)
Income from operations	210,099	3,013	213,112

Equity income	5,128	—	5,128

Six Months Ended June 30, 2019
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	426,386	18,782	445,168
Voyage expenses	(200,397)	—	(200,397)
Vessel operating expenses	(93,139)	(15,048)	(108,187)
Time-charter hire expenses	(20,240)	—	(20,240)
Depreciation and amortization	(59,115)	(1,408)	(60,523)
General and administrative expenses (2)	(17,915)	(758)	(18,673)
Income from operations	35,580	1,568	37,148

Equity income	584	—	584

(1)	Revenues earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's unaudited consolidated statements of income (loss).

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	As at	As at
	June 30, 2020	December 31, 2019
	$	$
Tanker	1,904,059	2,114,451
Ship-to-Ship Transfer	—	26,201
Cash and cash equivalents	167,907	88,824
Consolidated total assets	2,071,966	2,229,476